Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Net earnings		$ 166,124		$ 105,812		$ 328,126	$ 200,708
Items that will not be reclassified to net earnings
(Loss) gain on LTIs - common shares held	[1]	(2,326)		105,521		(2,543)	(48,622)
Income tax recovery (expense) related to LTIs	[1]	(479)		(4,698)		(2,616)	5,155
Total other comprehensive (loss) income		(2,805)	[2]	100,823	[2]	(5,159)	(43,467)
Total comprehensive income		$ 163,319		$ 206,635		$ 322,967	$ 157,241

[1]	LTIs = long-term investments – common shares held.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.